Derivative Liability related to the Offering Units (Details 1)	12 Months Ended
Aug. 31, 2016 USD ($)
Derivative Liability Related To Offering Units Details 1
Beginning balance, warrant liability
Initial valuation of derivative liabilities upon issuance of new securities during the period	1,714,395
Increase (decrease) in fair value of derivative liabilities	(1,714,395)
Ending balance, warrant liability